Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 shares	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Federally insured limit	$ 250,000		$ 250,000	$ 250,000
Allowance for credit losses
Impairment loss	678,157	$ 287,946	456,209	151,378
Construction in progress	1,910,000		275,000
Impairment of long-lived assets recognized
Advertising expenses	$ 230,742	32,695	64,423	49,420
Development costs			$ 7,460	80,040
Tax benefit	50.00%		50.00%
Income tax			$ 60,487
Carrying amount of right-of-use assets	$ 14,318,422		16,000,742	10,261,556
Inventories reserve	$ 936,030	403,031	514,021	431,363		$ 279,985
Number of reportable segments	1
Uninsured cash deposited
Deferred offering cost	502,198
Warranty reserves under accrued expenses and other payables	37,363		27,714
Development costs	434,760	96,880
Accrued income tax related penalty	63,812	$ 55,604
Inventories [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Inventories reserve				279,985
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accrued expenses and other payables			27,714	$ 22,056
Right-of-Use Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Carrying amount of right-of-use assets	$ 0		$ 0
SuppliersOne [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			36.00%	33.00%
SuppliersOne [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			31.00%	55.00%
SuppliersTwo [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			21.00%	21.00%
SuppliersTwo [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			26.00%	27.00%
SuppliersThree [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			13.00%	12.00%
SuppliersThree [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			23.00%	11.00%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	58.00%		31.00%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	45.00%	35.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	24.00%		26.00%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	29.00%	20.00%
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			23.00%
Three Suppliers [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.00%	13.00%
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants to purchase common stock (in Shares) | shares					129,375